Leases - Cash Outflows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Leases [Abstract]
Cash outflow for leases	$ 134.6	$ 96.4
Payment of lease liabilities	$ 19.2	$ 17.1